Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 694	$ 78	$ 118
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	257	21	56
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	305	30	38
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	88	20	15
Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	42	7	8
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	266	(22)	9
Positions that are not credit impaired | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	200
Positions that are not credit impaired | New transactions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	73
Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	32
Positions that are not credit impaired | Effects of expert judgement overlays for Swiss large corporates, small and medium-sized entities, and remeasurements within the loan book
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	24
Positions that are not credit impaired | Post-model expense adjustment updates
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	117
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	129	(23)	0
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	88	4	9
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	48	(3)	0
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	1
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	429	100	109
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	128	44	56
Credit-impaired positions | Personal & Corporate Banking | Case of fraud at a commodity trade finance counterparty
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	59
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	217	26	29
Credit-impaired positions | Investment Bank | Travel sector exposure
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	81
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	40	23	15
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	42	7	8
UBS AG
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	695	78	117
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	257	21	56
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	305	30	38
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	88	20	15
UBS AG | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	42	7	8
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	266	(22)	9
UBS AG | Positions that are not credit impaired | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	200
UBS AG | Positions that are not credit impaired | New transactions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	73
UBS AG | Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	32
UBS AG | Positions that are not credit impaired | Effects of expert judgement overlays for Swiss large corporates, small and medium-sized entities, and remeasurements within the loan book
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	24
UBS AG | Positions that are not credit impaired | Post-model expense adjustment updates
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	117
UBS AG | Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	129	(23)	0
UBS AG | Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	88	4	9
UBS AG | Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	48	(3)	0
UBS AG | Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	429	100	109
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	128	44	56
UBS AG | Credit-impaired positions | Personal & Corporate Banking | Case of fraud at a commodity trade finance counterparty
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	59
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	217	26	29
UBS AG | Credit-impaired positions | Investment Bank | Travel sector exposure
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	81
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	40	23	15
UBS AG | Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 42	$ 7	$ 8